Convertible Preferred Stock, Common Stock and Warrants (Details Narrative) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Sep. 08, 2014
Warrant liability		$ 92,463
Preferred stock, authorized			15,000,000
Redeemable Convertible Preferred Stock Series B
Warrant liability	$ 72,656	$ 92,463
Preferred stock, shares issued	0	1,250,000
Warrants issued	0	78,125
Warrant price		$ 1.57
Series A-1 Convertible Preferred Stock [Member]
Preferred stock, authorized	2,763,000	2,763,000
Preferred stock, shares issued		1,593,389
Preferred stock, shares outstanding		1,593,389
Warrants issued	1,280,047
Warrant price	$ 3.62